Short-term debt	6 Months Ended
Jun. 30, 2012
Short-term debt
Short-term debt
11 Short-term debt Short-term borrowings outstanding on June 30, 2012 are from commercial banks for export financing denominated in US dollars with average annual interest rates of 2,03%.